Business Combinations And Capital Reorganization	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Business Combinations And Capital Reorganization

6. BUSINESS COMBINATIONS AND CAPITAL REORGANIZATION

A- ABL Gmbh

On November 2, 2023, the Group acquired the operations, personnel and assets (which constitute a business) of ABL (Albert Buettner GmbH), incorporated in Germany, a pioneer in EV charging solutions in Germany, the largest EV market in Europe with more than two million EVs on the road. The total consideration for this transaction was Euros 24,972 thousand, and consisted of Euros 10,102 thousand of a cash payment in 2023, a fair value of the deferred payments for an amount of Euros 4,465 thousand, of which Euros 3,898 thousand remains outstanding as of December 31, 2023 and a put option liability of Euros 10,405 thousand. Under this transaction, on December 15, 2023, Wall Box Chargers entered into an investment and shareholders’ agreement with Greenmobility invest 2 GmbH (a German limited liability company (“GI2”), the majority indirect shareholders of ABL), pursuant to which GI2 acquired a 25.1% interest in the share capital of ABL. The Investment and Shareholders’ Agreement provides for a put and call option for GI2 and WBX SLU, respectively, that would provide the right to sell its shares to WBX SLU for cash and/or shares in the Company under the terms detailed in the Investment and Shareholders’ Agreement. The fair value of the put option liability has been estimated at Euros 10,405 thousand. These put and call rights may be exercised after ABL’s financial statements for the fiscal year ending December 31, 2024 are authorized for issuance.

Based on forecasted sales, Wallbox assumes that both parties will exercise their call and put rights under the agreement. Therefore, Wallbox has elected to apply a policy choice that allows it to recognize the acquisition of 100% of the interests in the subsidiary against the consideration paid, reflected by the financial liability derived from the put option. As a result, the Group does not recognize non-controlling interests.

The transaction accelerates Wallbox’s commercial business plan by enhancing the product and certification portfolio, including the German EV charging calibration-law (Eichrecht). Leveraging ABLs relationships, reputation, and experienced team, Wallbox can deliver a comprehensive suite of residential, commercial, and public charging hardware and energy management software in this attractive market. As well, Wallbox will benefit from reduced operational risk through reduced Capex and R&D spend, in addition to leveraging ABL’s in-house component manufacturing. These combined efforts will enable Wallbox to bring new products to market more quickly and efficiently, including Supernova and Hypernova DC fast chargers.

Details of the purchase consideration are as follows:

(In thousand Euros)
Purchase consideration:
Amount paid (in cash)	10,102
Deferred consideration (in cash)	4,465
Put option liability	10,405
Total	24,972

Assets and liabilities recognized at fair value as a result of the acquisition were as follows:

(In thousand Euros)
Property, plant and equipment	18,322
Intangible assets	16,244
Right of use	13,014
Inventories	8,403
Trade and other financial receivables	679
Other assets	765
Cash and cash equivalents	690
Total Assets	58,117
Lease liabilities	(13,014)
Deferred tax liabilities	(8,378)
Trade and other financial payables	(562)
Other liabilities	(25)
Total Liabilities	(21,979)
Identifiable net assets acquired	36,138
Purchase consideration	24,972
Negative Goodwill arising on acquisition (Note 20)	(11,166)

As a consequence of the purchase consideration being lower than the fair value of the net assets acquired in this transaction, the Group has recognized a gain for an amount of Euros 11,166 thousand (Note 20).

The contribution in 2023 of the acquired business to the consolidated revenue was Euros 5,995 thousand, and the contribution to the consolidated net result for the year 2023 was a loss of Euros 2,888 thousand. If the business combination had taken place on January 1, 2023, the contribution to consolidated revenue and to the consolidated net result (losses) of the year 2023 would have amounted to Euros 9,605 thousand and Euros (2,370) thousand, respectively.

The costs related to the Business Combination during 2023 amounted to Euros 290 thousand.

B – AR Electronic Solutions, S.L.

On July 29, 2022, Wallbox Chargers, S.L.U. acquired 100% of shares of AR Electronics Solutions, S.L.U., incorporated in Spain, a provider of innovative printed circuit boards (PCBs). The total consideration for this transaction was Euros 10,035 thousand and consisted of a cash payment of Euros 4,200 thousand at the date of acquisition and the issuance of 700,777 Class A shares of Wallbox N.V., whose fair value is Euros 8.99 per share. In addition, there are three earn-out payments (contingent consideration) which total a maximum of Euros 1,000 thousand each, to be paid in 2023, 2024 and 2025 if certain conditions established in the acquisition contract are met. The earn-outs will be paid 50% in cash and the remaining 50% by Class A shares of Wallbox NV based on the actual share price at settlement date. Considering that contingent consideration will be paid to the sellers of AR Electronic Solutions S.L.U. that are currently employed by the group and the payment will be automatically forfeited if employment terminates, the contingent consideration was considered as remuneration for post combination services and was accounted for in accordance with IFRS 2 and IAS 19. The total amount of expenses recognized in the 2023 profit and loss in relation to this contingent consideration was Euro 1,293 thousand (2022: Euro 539 thousand). Additionally, the group granted 111,236 RSUs to the sellers as post-acquisition remuneration (See Note 21). Initially, the Company considered that the underlying required conditions will be completely achieved, as these conditions are aligned with the Group objectives.

The acquisition of AR Electronics Solutions, S.L.U. was expected to bring unique capabilities that further differentiate the Group’s technology while also improving the vertical integration of the Group. In a time where continued supply chain uncertainty persists, bringing this critical component in-house is a key differentiator for the transaction.

The goodwill recognized upon this acquisition was mainly made up of expected synergies from the combining operations, resulting in an overall improvement of the Group’s gross margin on the sales of chargers.

Details of the purchase consideration are as follows:

(In thousand Euros)
Purchase consideration:
Amount paid (in cash)	4,200
Deferred consideration (in shares)	6,300
Settlement of pre-existing trade receivables with the Group	(1,463)
Settlement of pre-existing trade payables with the Group	998
Total	10,035

Assets and liabilities recognized at fair value as a result of the acquisition were as follows:

(In thousand Euros)
Property, plant and equipment	1,567
Intangible assets	1,919
Right of use	1,224
Non-current financial assets	59
Inventories	6,891
Trade and other financial receivables	2,670
Cash and cash equivalents	5,078
Total Assets	19,408
Non-current loans and borrowings	(4,383)
Lease liabilities	(988)
Deferred tax liabilities	(1,086)
Trade and other financial payables	(5,697)
Current loans and borrowings	(2,790)
Total Liabilities	(14,944)
Identifiable net assets acquired	4,464
Purchase consideration	10,035
Goodwill arising on acquisition	5,571

The contribution in 2022 of the acquired business to the consolidated revenue was Euros 5,273 thousand, and the contribution to the consolidated net result for the year 2022 was a profit of Euros 850 thousand. If the business combination had taken place on January 1, 2022, the contribution to consolidated revenue and to the consolidated net result of the year 2022 would have amounted to Euros 9,561 thousand and Euros 3,350 thousand, respectively.

The costs related to the Business Combination during 2022 amounted to Euros 69 thousand and were recognized as operating expenses in the Consolidated Statement of Profit or Loss.

C – Coil, Inc.

On August 4, 2022, Wallbox USA, Inc. acquired 100% of the outstanding shares of Coil, Inc., incorporated in the United States of America, which is a provider of electrical installation services for EV charging, battery storage and electrical infrastructure in North America. The total consideration for this transaction was Euro 3,572 thousand and consisted of a cash payment of Euro 1,155 thousand at the date of acquisition and the issuance of 272,826 Class A shares of Wallbox N.V. in January 2023, whose fair value was Euros 8.09 per share. In addition, there is an earn-out payment (contingent consideration) of up to 304,350 Class A Shares if certain conditions established in the acquisition contract are met. This earn-out will be paid with Class A shares of Wallbox NV based on the share price at acquisition date. Considering that contingent consideration will be paid to current employees of the group and the payment will be automatically forfeited if employment terminates, the contingent consideration was considered as remuneration for post combination services and was accounted for in accordance with IFRS 2. Initially, the Company considered that the underlying required conditions will be completely achieved, as these conditions are aligned with the Group objectives. Additionally, the group granted 384,783 RSUs to the sellers as post-acquisition remuneration (See Note 21). The total amount of expenses recognized in the 2022 profit and loss is Euro 1,769 thousand. A convertible loan of USD 1,000 thousand was settled with the related noteholder and recognized at fair value in the Net assets at acquisition date for USD 2,000 thousand.

After one year of the transaction date, Coil has not achieved the required conditions for paying the contingent consideration, so the Group has reversed the earn out resulting in an income for an amount of Euros 744 thousand in the profit and loss of the year 2023.

The acquisition of Coil, Inc. will allow the Group to further enhance its service offerings to customers in residential and commercial settings, while also expanding into the rapidly growing DC Fast Charging installation market. The goodwill recognized upon this acquisition is mainly made up of expected synergies from the combining operations, resulting in an increase of the Group’s sale of (public) chargers in the US market.

Details of the purchase consideration are as follows:

(In thousand Euros)
Purchase consideration:
Amount paid (in cash)	1,155
To be paid in shares (Note 16)	2,417
Total	3,572

Assets and liabilities recognized at fair value as a result of the acquisition were as follows:

(In thousand Euros)
Intangible assets	2,057
Inventories	142
Trade and other financial receivables	817
Cash and cash equivalents	97
Total Assets	3,113
Non-current Loans and borrowings	(2,195)
Current Loans and borrowings	(71)
Deferred tax liabilities	(438)
Trade and other financial payables	(452)
Total Liabilities	(3,156)
Identifiable net assets acquired	(43)
Purchase consideration	3,572
Goodwill arising on acquisition	3,615

The contribution in 2022 of the acquired business to the consolidated revenue was Euros 3,590 thousand, and contribution to the consolidated net result for the year was a loss of Euros 1,340 thousand. If the business combination had taken place at the January 1, 2022, the contribution to consolidated revenue and to the consolidated net loss of the year 2022 would have amounted to Euros 5,888 thousand and Euros 1,832 thousand, respectively.

The costs related to the Business Combination during 2022 amounted to Euros 84 thousand and were recognized as operating expenses in the Consolidated Statement of profit or loss.

D -Transaction with Wallbox Chargers and Kensington

The Business Combination Agreement was executed with the sole aim of performing an Initial Public Offering (IPO) to list on the New York Stock Exchange (NYSE) and integrating new investors and does not qualify as business combination under IFRS 3, as explained below. The execution of the following steps, as agreed between the parties, was involved in the Transaction:

a)
Incorporating up Wallbox B.V. in the Netherlands on June 7, 2021;
b)
Converting Wallbox Chargers convertible bonds into shares of Wallbox Chargers on September 16, 2021;
c)
Converting Wallbox B.V. into Wallbox N.V.;
d)
Reverse subsidiary merger between Orion Merger Sub Corp. with Kensington Capital Acquisition Corp. II (Kensington);
e)
Share-for-share exchange of Wallbox Chargers shares into Wallbox N.V.;
f)
Share-for-share exchange of Kensington shares into Wallbox N.V.;
g)
PIPE investment;
h)
Listing;

Steps c to g took place at the same time at the Closing date of October 1, 2021. Listing on the NYSE started on October 4, 2021. Regarding steps e to g, on the Closing Date of October 1, 2021:

i.
Each outstanding Class A ordinary share of Wallbox Chargers, S.L.U. (including each such share resulting from the conversion of convertible bonds of Wallbox Chargers, S.L.U. prior to the Closing Date by the noteholders thereof), and each outstanding Class B ordinary share was exchanged by means of a contribution in kind in exchange for the issuance of a number of Class A Shares or Wallbox Class B Shares by Wallbox N.V., as applicable, determined in each case by reference to an “Exchange Ratio,” calculated in accordance with the Business Combination Agreement (240.990795184659). All Wallbox shareholders, other than Enric Asunción Escorsa and Eduard Castañeda, received Wallbox Class A Shares in the exchange. Both Enric Asunción Escorsa and Eduard Castañeda received Class B Shares in the share capital of Wallbox;
ii.
each share of Kensington Class A Common Stock and Kensington Class B Common Stock outstanding immediately prior to the effective date of the merger with Orion Merger Sub Corp. (the “Merger Effective Time”) was converted into and become one share of new Kensington common stock, and each such share of new Kensington common stock was immediately thereafter exchanged by means of a contribution in kind in exchange for the issuance of Class A Shares of Wallbox N.V., whereby Wallbox N.V. issued one Class A Share for each share of new Kensington common stock exchanged;
iii.
In connection with the foregoing and concurrently with the execution of the Business Combination Agreement on September 29, 2021, Kensington and Wallbox N.V. entered into Subscription Agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe to, and Wallbox N.V. agreed to issue to such PIPE Investors, an aggregate of 11,100,000 Wallbox Class A Shares at USD 10.00 per share for gross proceeds of thousand USD 111,000 (the “PIPE Financing”) on the Closing Date.

Wallbox N.V. was incorporated on June 7, 2021 with ten shares, Euros 0.12 par value, with the sole aim of reorganizing the previous group headed by Wallbox Chargers, S.L.U. and executing the Business Combination Agreement to implement the IPO of shares (new and old shares) to be listed on the NYSE. Consequently, all the steps were designed as a single transaction with a single aim (listing Wallbox Chargers’ business on the NYSE and integrating new investors), and this purpose has been considered as the basis of the accounting treatment applied in order to present an accurate account of the transaction in Wallbox’s consolidated financial statements. In this regard, Wallbox N.V. became the parent of the group as per the contribution in kind of the shares of Wallbox Chargers and Kensington shares on October 1, 2021.

Wallbox Chargers acquisition

As per the Business Combination Agreement, Wallbox N.V. became the new parent of the Group as per a contribution in kind of the shares of Wallbox Chargers, S.L.U. on October 1, 2021.

From an accounting perspective, the contribution in kind of Wallbox Chargers and subsidiaries qualified as a ‘business combination involving entities or businesses under common control’ which are not in the scope of IFRS 3. IFRS currently has no guidance on how to account for transactions of this nature.

After analyzing all the factors involving the Transaction, management concluded that Wallbox N.V. could not be considered as a separate entity acting in its own right as an acquirer in a business combination (as it acts on the behalf of the same shareholders of Wallbox Chargers) and the economic substance of its incorporation and the holding of the shares of Wallbox Chargers was considered to be intended only for a reorganization of the group for the sole purpose of the IPO and the integration of new investors.

Consequently, management decided that Wallbox N.V. would recognize in its consolidated financial statements the net assets of Wallbox Chargers and its subsidiaries as per their previous carrying amounts (book value/pooling of interests (carry-over basis) method of accounting) and will apply this accounting treatment to similar transactions in the future.

Acquisition of Kensington Acquisition Corp. II

The contribution in kind of Kensington was not within the scope of IFRS 3 as Kensington did not meet the definition of a business in accordance with IFRS 3.

Therefore, Wallbox did not acquire a business through the contribution in kind and accounted for the Kensington shares within the scope of IFRS 2 Share-based payments. Kensington was treated as the “acquired” company for financial reporting purposes and its net assets were recognized at historical cost, with no goodwill or other intangible assets recorded.

As a result of the Transaction, Kensington shareholders became shareholders of Wallbox.

In accordance with IFRS 2, the excess of fair value of Wallbox shares issued over the fair value of Kensington’s identifiable net assets acquired represented compensation for the service of a stock exchange listing for its shares and was expensed as incurred.

In this regard, the fair value of Kensington’s net assets at the closing date amounted to USD 115,244 thousand or Euros 99,524 thousand (comprised of cash and cash equivalents of Euros 114,015 thousand and derivative warrant liabilities of Euros 14,491 thousand) plus the cash proceeds received from PIPE Investors amounting to USD 111,000 thousand or Euros 95,860 thousand, totaling Euros 195,384 thousand.

The fair value of the Wallbox Chargers business agreed between the independent parties involved in the Transaction amounted to USD 1,400,000 thousand (Euros 1,209,040 thousand) in accordance with the Business Combination Agreement. Therefore, based on an 18.1%

equity interest in Wallbox issued to Kensington shareholders, the fair value of the Wallbox shares exchanged in the transaction was estimated at Euros 267,556 thousand.

Consequently, the difference between the fair value of the Wallbox shares provided (Euros 267,556 thousand) and Kensington’s net assets (Euros 195,384 thousand), amounting to Euros 72,172 thousand, was recorded as a finance expense in the statement of profit or loss of Wallbox at the closing date, representing the value of the stock exchange listing services rendered by Kensington and its shareholders.

Comparative information

There is no approved guidance in IFRS regarding the presentation of comparatives when applying the pooling of interests method for business combinations between entities under common control.

Considering this lack of guidance and IAS 8, Management determined that Wallbox would restate its comparatives and adjust its current reporting period before the date of the transaction as if the combination has occurred at the start of the earliest period presented.

Wallbox has decided to present comparatives, as the consolidated financial statements of Wallbox are considered to be a continuation of those of Wallbox Chargers.

Consequently, Wallbox N.V. is considered the parent of the Group at January 1, 2019 and has included comparatives for the year ended December 31, 2020. From this date, Wallbox’s consolidated financial statements will be the continuation of those issued by Wallbox Chargers, recognizing the incorporation of Kensington as of October 1, 2021.

From January 1, 2020 and until October 1, 2021, the structure of Wallbox’s equity and net assets remained the same as that of Wallbox Chargers. On October 1, 2021, as a result of the share capital increases in Wallbox N.V. due to the legal contribution in kind of Wallbox Chargers and Kensington, certain adjustments were made to estimate the net equity and to present the share capital of Wallbox, considering that the Group’s losses for the period until September 30, 2021 include those for Wallbox N.V. as of its date of incorporation (June 7, 2021) and those for the WallBox Chargers Group from January 1, 2021 to September 30, 2021:

(In thousand Euros)	October 1, 2021
Share capital	44,430
Share premium	321,789
Loss for the period	(154,680)
Other equity components	4,371
Foreign currency translation reserve	118
Total equity attributable to owners of the company	216,028

Treatment of transaction costs

In accordance with IAS 32, Wallbox analyzed the total costs incurred in the Transaction to determine which were incremental and directly attributable to the issuance of new shares, which would qualify to be deducted from equity directly rather than expensed through profit or loss.

Some costs were 100% attributable to the issuance of the new shares in exchange for cash, while other costs incurred were related to a combination of the issuance of new shares and obtaining the listing. For this latter group of costs, only the part that could be attributed to the issuance of new shares in exchange for cash was deducted from equity. The percentage for this allocation was determined as the ratio of the number of new shares issued in exchange for cash compared to the total number of outstanding shares after the Transaction.

A total amount of Euros 17,397 thousand (Note 16) of incremental and directly attributable costs for the issuance of new shares was deducted from share premium directly. Costs which are not incremental and directly attributable to the issuance of shares totaled Euros 8,046 thousand (Note 20) and were expensed in profit or loss.

Impact of the Transaction on earnings-per-share (the EPS)

The contribution in kind of the shares of Wallbox Chargers did not impact the number of ordinary shares and had no change in resources. Since Wallbox N.V. would be considered the parent of the Group at January 1, 2019 for comparison purposes, it was considered reasonable to apply the same Exchange Ratio of 240.990795184659 used at October 1, 2021.

The contribution in kind of Kensington shares modified the number of ordinary shares with a corresponding change in resources (the net assets of Kensington were new in the Group and were considered a change in resources). Therefore, such new shares would impact the weighted average number of ordinary shares outstanding from October 1, 2021.

Consequently, the weighted average number of ordinary shares outstanding for basic and diluted EPS for the prior periods was as of December 31, 2020 as follows:

December 31, 2020
Shares	Outstanding shares
Class A	280,737
Class B	111,381
Total	392,118
Shares for Basic EPS Wallbox Chargers	392,118
Exchange ratio	240.99
Adjusted number of shares	94,496,837